Credit Facility	12 Months Ended
Dec. 31, 2019
Credit Facility [Abstract]
Credit Facility

NOTE 13: CREDIT FACILITY

December 31,
2021
Revolving credit facility	$60,000
Interest payable on revolving credit facility	2
$60,002

On December 30, 2021, the Company entered into a secured revolving credit facility up to $100,000 for a term of 6 months with Galaxy Digital LLC (the Facility Lender). The facility bears interest at a rate of 10.75% per annum with an unused fee of 0.75% per annum charged on the unused portion of the $100,000 facility. The facility is secured by Bitcoin, with the minimum value of Bitcoin pledged as collateral calculated as 143% of the amount borrowed. The Company is required to contribute additional collateral to the Facility Lender any time the value of the Bitcoin pledged as collateral is below 133% of the amount borrowed. The Company also has the right to require the Facility Lender to return any Bitcoin when the value of the Bitcoin pledged as collateral exceeds 143% of the amount borrowed. A substantial decrease in Bitcoin price may result in the Company being unable to meet the minimum Bitcoin collateral requirements, which could result in the disposition of the Company’s Bitcoin pledged as collateral by the Facility Lender, or repayment of the facility in fiat currency on demand. The Company is exposed to counterparty risk as it is reliant on the Facility Lender to return the Bitcoin collateral upon extinguishment of the credit facility.

This agreement contains a covenant where the ending balance of the Company’s net assets of any calendar month cannot decline by:

a.	25% or more compared to the previous month
b.	50% or more compared to three months ago
c.	50% or more compared to any calendar month in the immediately preceding calendar year

As of February 28, 2022, the most recently completed calendar month, the Company was in compliance with all of the covenants described above.

As of December 31, 2021 the Company had drawn $60,000 of the facility and pledged 1,875 Bitcoin as collateral with a fair market value of $86,825. The pledged Bitcoin is held in a segregated Coinbase Custody account owned by the Facility Lender. Subsequent to year end, an additional 739 BTC were held as collateral by the Facility Lender due to the decline in Bitcoin price.